Interest and Finance Costs, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of floating-to-fixed interest rate swaps	7
Notional amount of floating-to-fixed interest rate swaps	$ 301,763
Fixed interest rate	3.61%
Floating rate basis	six-month LIBOR
Fair value of hedging interest rate swaps	(7,046)	(3,409)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	3,138
Change in fair value of non-hedging financial instruments	(5,003)	6,097	5,339
De-designated hedging swap loss in accumulated other comprehensive income	0
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	154	877	2,173
Number of bunker swap agreements held	7	5
Fair value of bunker swap agreements	(9,228)	177
Number of bunker put option agreements held	3
Bunker put options premium	1,199	0	0
Fair value of bunker put option agreements	2,443
Designated As Hedging Instrument
Number of floating-to-fixed interest rate swaps	6
Notional amount of floating-to-fixed interest rate swaps	249,013
Not Designated As Hedging Instrument
Number of floating-to-fixed interest rate swaps	1	2
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	154	877
Not Designated As Hedging Instrument | Interest Rate Swap
Change in fair value of non-hedging financial instruments	1,960	6,025
Not Designated As Hedging Instrument | Bunker Swap
Change in fair value of non-hedging financial instruments	(9,405)	72
Not Designated As Hedging Instrument | Bunker Put Option
Change in fair value of non-hedging financial instruments	$ 1,244